DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2014
DERIVATIVE FINANCIAL INSTRUMENTS
Schedule of fair value of derivative instruments

	Balance Sheet Location	2013	2014	2014
		RUR	RUR	$
Derivative assets:
Equity purchase contracts	Investments in non-marketable equity securities	22	8	0.1

Total derivative assets		22	8	0.1

Derivative liabilities:
Foreign exchange contracts	Other accrued liabilities	9	37	0.7

Total derivative liabilities		9	37	0.7